Warrants and warrant liability - Disclosure of Warrant liability transactions (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Warrant Liability Transactions [Line Items]
Number of share warrant liability outstanding, beginning of period	14,100,000	100,000
Number of share warrant liability, Granted	0	14,000,000
Change in fair value of share warrant liability	0	0
Number of share warrant liability outstanding, end of period	14,100,000	14,100,000
Weighted average exercise price of warrant liabilities outstanding, beginning of period	$ 3.12	$ 19.50
Weighted average exercise price of warrant liabilities, Granted	0	3.00
Change in fair value of weighted average exercise price	0	0
Weighted average exercise price of warrant liabilities outstanding, end of period	$ 3.12	$ 3.12
Fair value of warrant liability outstanding, beginning of period	$ 5,559,800	$ 132,200
Fair value of warrant liability, Granted	0	8,918,500
Change in fair value of warrant liability	825,700	(3,490,900)
Fair value of warrant liability outstanding, end of period	$ 6,385,500	$ 5,559,800